Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Basic earnings per common share
Net income attributable to common shareholders	$ 8,361	$ 7,876	$ 6,987
Weighted average number of common shares outstanding	1,213	1,203	1,204
Basic earnings per common share	$ 6.90	$ 6.55	$ 5.80
Diluted earnings per common share
Net income attributable to common shareholders	$ 8,361	$ 7,876	$ 6,987
Dilutive impact of share-based payment options and others	16	59	83
Net income attributable to common shareholders (diluted)	$ 8,377	$ 7,935	$ 7,070
Weighted average number of common shares outstanding	1,213	1,203	1,204
Dilutive impact of share-based payment options and others	16	20	22
Weighted average number of diluted common shares outstanding	1,229	1,223	1,226
Diluted earnings per common share	$ 6.82	$ 6.49	$ 5.77